Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 19.3	$ 13.7	$ 12.7
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.6	8.1	6.1
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.8	15.2	12.2
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.8	4.9	4.7
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.2	3.0	4.9
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.4	2.9	6.5
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.0	3.7	3.0
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(18.2)	(10.9)	(17.7)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	18.5	$ 17.3	$ 14.1
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	14.9
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.5
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.2
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.8
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.1
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.5
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.9
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(15.2)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	17.0
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	21.4
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.6
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.7
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.1
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.1
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.6
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.8
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	22.7
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.1
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.4
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.8
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.1
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.3
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.3
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.6
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 13.7